Organization and Principal Activities (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023	Sep. 25, 2019
Organization and Principal Activities [Line Items]
Net loss	$ (2,277,606)	$ (2,004,831)	$ (1,903,277)
Net cash outflow from operating activities	(1,305,717)	(1,748,375)	(1,826,944)
Accumulated deficit	(47,646,285)	(45,368,679)
VIE [Member]
Organization and Principal Activities [Line Items]
Borrowings from related parties	468,854	604,461	299,385
Net loss	(1,363,702)	(917,055)	(797,223)
Net cash outflow from operating activities	(310,275)	$ (711,635)	$ (254,262)
Minimum [Member]
Organization and Principal Activities [Line Items]
Due to related party	621,863
Maximum [Member]
Organization and Principal Activities [Line Items]
Due to related party	$ 1,698,379
VIEs Arrangements [Member]
Organization and Principal Activities [Line Items]
Rate of shareholder percentage	0.10%
Sentage Hongkong Limited [Member]
Organization and Principal Activities [Line Items]
Equity interests percentage				100.00%